Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	May 13, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Apr. 07, 2021	Mar. 31, 2021	Mar. 31, 2020
Customer deposit		$ 6,784	$ 71,502			$ 206,331
FDIC insured limit		250,000				250,000
FDIC uninsured amount		320,863	0			846,330
Account payables		1,898,327	1,782,606			$ 642,771	$ 574,568
Cash equivalents
Advertising and marketing costs		28,736	$ 19,570
Uncertain tax positions
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares authorized		50,000,000	50,000,000
Preferred stock, shares		0				0
Preferred stock, par value		$ 0.001				$ 0.001
Subsequent Event [Member]
Common Stock Split	(40,000)-for-one
Common stock dividend	3,999,900
Common stock, par value				$ 0.001	$ 0.001
Common stock, shares authorized				50,000,000	50,000,000
Preferred stock, shares				10,000,000	10,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Minimum [Member]
Property and equipment, estimated useful lives		3 years
Maximum [Member]
Property and equipment, estimated useful lives		5 years